Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Assets and liabilities measure and recognized at fair value on a recurring basis

December 31, 2013

Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liability	—	(286,669)	—	(168,930)
Total	—	(286,669)	—	(168,930)

December 31, 2014

Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liability	—	(237,061)	—	(82,138)
Total	—	(237,061)	—	(82,138)

December 31, 2015

Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liability	—	(292,320)	—	(202,193)
Total	—	(292,320)	—	(202,193)